Consolidated Statement of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Operating Activities
Net income (loss)	$ (292)		$ (1,283)		$ 140
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	951		882		894
Deferred income tax provision (benefit)	(176)		(166)		108
Provision for impairment of goodwill and properties and equipment (including certain exploration expenses)	694		1,734		38
Provision for loss on cost-based investment					11
Amortization of stock-based awards	5
(Gain) loss on sales of other assets	(1)		(22)		1
Cash provided (used) by operating assets and liabilities:
Accounts receivable and payable - Williams	(10)		21		(72)
Accounts receivable - trade	(90)		7		103
Other current assets	(11)		19		(17)
Inventories	3		(16)		24
Margin deposits and customer margin deposit payable	(18)		(1)		4
Accounts payable - trade	131		(54)		(17)
Accrued and other current liabilities	10		(62)		(109)
Changes in current and noncurrent derivative assets and liabilities	8		(45)		38
Other, including changes in other noncurrent assets and liabilities	2		42		35
Net cash provided by operating activities	1,206		1,056		1,181
Investing Activities
Capital expenditures	(1,572)	[1]	(1,856)	[1]	(1,434)	[1]
Purchase of business			(949)
Proceeds from sales of assets	15		493
Purchases of investments	(12)		(7)		(1)
Other	13		(18)
Net cash used in investing activities	(1,556)		(2,337)		(1,435)
Financing Activities
Proceeds from long term debt	1,502
Payments for debt issuance costs	(30)
Net increase in notes payable to Williams	159		1,045		270
Net changes in Williams' net investment, including a $981 distribution in 2011	(777)		241		(16)
Other	(15)		(2)		2
Net cash provided by financing activities	839		1,284		256
Net increase in cash and cash equivalents	489		3		2
Cash and cash equivalents at beginning of period	37		34		32
Cash and cash equivalents at end of period	$ 526		$ 37		$ 34

[1]	Increase to properties and equipment $ (1,641) $ (1,891) $ (1,291) Changes in related accounts payable 69 35 (143) Capital expenditures $ (1,572) $ (1,856) $ ((1,434)